Liability for Unpaid Losses and Loss Adjustment Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Insurance [Abstract]
Schedule of Reconciliation of Changes in the Liability for Unpaid Losses And LAE
The following table provides a reconciliation of changes in the liability for unpaid losses and LAE:

	Nine Months Ended September 30,
	2025	2024
Unpaid Loss and LAE beginning of period	$475,708	$279,392
Less: Reinsurance recoverables on unpaid losses and LAE	415,086	214,718

Net unpaid loss and LAE at beginning of period	60,622	64,674

Add: Losses and LAE, net of reinsurance, incurred related to:
Current period	70,507	64,786
Prior period	1,195	(6,762)

Total net losses and LAE incurred	71,702	58,024

Less: Losses and LAE paid, net of reinsurance, related to:
Current period	29,801	31,271
Prior period	32,232	31,125

Total net paid losses and LAE	62,033	62,396

Unpaid loss and LAE, net of reinsurance at end of period	70,291	60,302
Add: Reinsurance recoverables on unpaid losses and LAE	293,154	257,445

Unpaid loss and LAE at end of period	$363,445	$317,747

The following table provides a reconciliation of changes in the liability for unpaid losses and LAE:

	December 31,
	2024	2023
Unpaid Loss and LAE beginning of year	$279,392	$562,716
Less: Reinsurance recoverables on unpaid losses and LAE	214,718	502,476

Net unpaid loss and LAE at beginning of year	64,674	60,240

Add: Losses and LAE, net of reinsurance, incurred related to:
Current year	94,019	89,344
Prior years	(3,187)	(2,595)

Total net losses and LAE incurred	90,832	86,749

Less: Losses and LAE paid, net of reinsurance, related to:
Current year	56,038	55,611
Prior years	38,846	26,704

Total net paid losses and LAE	94,884	82,315

Unpaid loss and LAE, net of reinsurance at end of year	60,622	64,674
Add: Reinsurance recoverables on unpaid losses and LAE	415,086	214,718

Unpaid loss and LAE at end of year	$475,708	$279,392

Schedule Of Incurred Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance

											As of December 31, 2024
	Incurred Losses and Allocated LAE, Net of Reinsurance										Total of IBNR Liabilities Plus Expected Development on Reported claims	Cumulative Number of Reported Claims
	For the years ended December 31,
Accident Year	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022*	2023*	2024
2015	$42,003	$39,623	$46,877	$47,555	$48,545	$48,672	$48,426	$48,853	$49,012	$48,895	$2	46,318
2016		53,192	51,879	54,306	56,499	57,282	60,983	61,376	61,738	61,025	100	69,449
2017			57,286	48,820	26,956	24,139	22,535	17,771	18,379	18,098	86	222,420
2018				89,565	78,270	82,013	86,354	84,042	85,294	83,500	112	88,284
2019					104,651	107,979	118,580	118,439	121,629	119,760	994	67,178
2020						93,727	133,001	135,437	141,458	140,267	2,008	75,622
2021							78,605	110,344	114,927	116,492	2,973	35,770
2022								86,193	67,238	66,621	6,566	94,315
2023									89,344	91,172	9,889	14,755
2024										94,019	37,892	14,203

Total										$839,849

*	Presented as unaudited required supplementary information.

Schedule Of Liabilities For Losses And Allocated Loss Adjustment Expenses Net Of Reinsurance

Cumulative Paid Losses and Allocated LAE, Net of Reinsurance
	For the years ended December 31,
Accident Year	2015*	2016*	2017*	2018*	2019*	2020*	2021*	2022*	2023*	2024
2015	$20,564	$32,681	$40,904	$45,050	$47,492	$48,396	$48,316	$48,796	$48,905	$48,878
2016		31,282	42,759	49,237	54,877	56,557	60,486	61,182	61,357	60,929
2017			25,224	40,067	24,925	22,207	21,343	17,296	17,937	18,016
2018				45,454	72,404	77,680	83,699	83,145	84,070	83,399
2019					58,982	95,405	112,510	116,889	118,227	118,773
2020						58,376	120,360	130,954	137,694	138,379
2021							48,184	99,623	108,939	113,654
2022								44,332	51,770	59,975
2023									55,611	81,352
2024										56,038

Total										779,393

Liabilities for losses and allocated LAE, net of reinsurance										$60,622

*	Presented as unaudited required supplementary information.

Schedule of The reconciliation of the net incurred and paid loss development tables to the liability for unpaid losses and LAE in the Consolidated Balance Sheet
The reconciliation of the net incurred and paid loss development tables to the liability for unpaid losses and LAE in the Consolidated Balance Sheet is as follows:

	December 31, 2024	December 31, 2023
Homeowners’ Insurance
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$60,622	$64,674
Reinsurance recoverable on unpaid losses and LAE	415,086	214,718

Total gross liability for unpaid losses and LAE	$475,708	$279,392

Schedule of supplementary information about average historical claims
The following is supplementary information about average historical claims duration as of December 31, 2024, and is presented as required supplementary information, which is unaudited.

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9
Homeowners’ Insurance	55%	35%	5%	4%	1%	—%	—%	—%	—%